Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 1,237	$ 1,309	$ 778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)
Net cash provided by operating activities	1,646	970	982
Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	4,528	4,471	3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed		(186)
Other, net	(244)	(355)	(231)
Net cash used in investing activities	(8,468)	(6,096)	(7,638)
Cash flows from financing activities
Net proceeds (repayments) from short-term debt	407	(300)	(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772
Capital contribution from Nationwide Financial Services, Inc.	435
Other, net	(35)	21	19
Net cash provided by financing activities	6,859	5,129	6,681
Net increase in cash and cash equivalents	37	3	25
Cash and cash equivalents at beginning of year	95	92	67
Cash and cash equivalents at end of year	$ 132	$ 95	$ 92